UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BVF Inc.
Address: 900 North Michigan Avenue
         Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

       /s/ Mark N. Lampert, San Francisco, November 14, 2012

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      32
                                              -----------------------------

Form 13F Information Table Value Total:                $490,929
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number           Name

    1           28-6770                        BVF Partners L.P.

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
                                                     Form 13F INFORMATION TABLE
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----   ---------    -------   --- ----  ----------  --------  ---------------------
AP PHARMA INC                 COM NEW         00202J203    8,265   13,283,334  SH        DEFINED        1       0    13,283,334  0
ARQULE INC                    COM             04269E107    9,764    1,910,800  SH        DEFINED        1       0     1,910,800  0
ARRAY BIOPHARMA INC           COM             04269X105   42,044    7,174,769  SH        DEFINED        1       0     7,174,769  0
ASTEX PHARMACEUTICALS INC     COM             04624B103      570      185,600  SH        DEFINED        1       0       185,600  0
AUTOIMMUNE INC                COM             052776101        5    3,605,297  SH        DEFINED        1       0     3,605,297  0
AVANIR PHARMACEUTICALS INC    CL A NEW        05348P401    2,501      781,700  SH        DEFINED        1       0       781,700  0
CADUS CORP                    COM             127639102      380      269,270  SH        DEFINED        1       0       269,270  0
CAPSTONE THERAPEUTICS CORP    COM             14068E109    1,125    7,755,688  SH        DEFINED        1       0     7,755,688  0
CHEMOCENTRYX INC              COM             16383L106   57,996    4,986,766  SH        DEFINED        1       0     4,986,766  0
CYTOKINETICS INC              COM             23282W100    7,672    9,210,520  SH        DEFINED        1       0     9,210,520  0
DURECT CORP                   COM             266605104    2,974    2,065,067  SH        DEFINED        1       0     2,065,067  0
ENDOCYTE INC                  COM             29269A102   16,341    1,639,000  SH        DEFINED        1       0     1,639,000  0
EXELIXIS INC                  COM             30161Q104    9,640    2,000,000  SH        DEFINED        1       0     2,000,000  0
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109    2,630      643,099  SH        DEFINED        1       0       643,099  0
GENVEC INC                    COM NEW         37246C307    1,879    1,196,600  SH        DEFINED        1       0     1,196,600  0
HYPERION THERAPEUTICS INC     COM             44915N101    3,424      322,100  SH        DEFINED        1       0       322,100  0
IRONWOOD PHARMACEUTICALS INC  COM CL A        46333X108   41,865    3,275,827  SH        DEFINED        1       0     3,275,827  0
ISIS PHARMACEUTICALS INC      COM             464330109   14,076    1,000,400  SH        DEFINED        1       0     1,000,400  0
LIGAND PHARMACEUTICALS INC    COM NEW         53220K504   59,614    3,476,044  SH        DEFINED        1       0     3,476,044  0
MYREXIS INC                   COM             62856H107    4,067    1,673,486  SH        DEFINED        1       0     1,673,486  0
NEKTAR THERAPEUTICS           COM             640268108   44,929    4,206,824  SH        DEFINED        1       0     4,206,824  0
NEUROGESX                     COM             641252101      251    1,196,191  SH        DEFINED        1       0     1,196,191  0
ONCOTHYREON INC               COM             682324108   11,783    2,292,460  SH        DEFINED        1       0     2,292,460  0
PAIN THERAPEUTICS INC         COM             69562K100   13,344    2,642,327  SH        DEFINED        1       0     2,642,327  0
PALATIN TECHNOLOGIES INC      COM PAR $ .01   696077403    3,496    5,200,000  SH        DEFINED        1       0     5,200,000  0
QLT INC                       COM             746927102   33,668    4,322,000  SH        DEFINED        1       0     4,322,000  0
RIGEL PHARMACEUTICALS INC     COM NEW         766559603   72,455    7,068,825  SH        DEFINED        1       0     7,068,825  0
SANGAMO BIOSCIENCES INC       COM             800677106    1,645      270,600  SH        DEFINED        1       0       270,600  0
TARGACEPT INC                 COM             87611R306   17,911    3,662,740  SH        DEFINED        1       0     3,662,740  0
TRANSCEPT PHARMACEUTICALS IN  COM             89354M106      797      150,000  SH        DEFINED        1       0       150,000  0
VANDA PHARMACEUTICALS INC     COM             921659108    1,856      460,444  SH        DEFINED        1       0       460,444  0
YM BIOSCIENCES INC            COM             984238105    1,962    1,066,100  SH        DEFINED        1       0     1,066,100  0
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